Preference Shares - Narrative (Details) CAD / shares in Units, CAD in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 CAD CAD / shares	Jun. 30, 2015 shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Class of Stock [Line Items]
Amount redeemed | CAD			CAD 200	CAD 0
Number of shares issued, before conversion | shares			66,200,000	74,194,000
Series E
Class of Stock [Line Items]
Amount redeemed | CAD	CAD 200
Dividend rate (percent)	4.90%
Redemption price including accrued and unpaid dividends (CAD per share) | CAD / shares	CAD 25.3063
Preference shares, redemption price (CAD per share) | CAD / shares	CAD 25.00
Issuance cost recognized, after tax | CAD	CAD 3
Series H
Class of Stock [Line Items]
Dividend rate (percent)			4.25%
Converted shares | shares		2,975,154
Number of shares issued, before conversion | shares		10,000,000	7,025,000	7,025,000
Preferred shares exchange ratio		1	1